INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Investments [Abstract]
Available-for-sale Securities [Table Text Block]
The amortized cost and estimated fair value of securities available for sale (in thousands) at the dates indicated are presented in the following table:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2014
U.S. Government Agency securities	$2,000	$0	$(35)	$1,965
State and political subdivisions	6,337	259	0	6,596
Mortgage-backed securities	2,303	163	0	2,466
Total securities available for sale	$10,640	$422	$(35)	$11,027

December 31, 2013
U.S. Government Agency securities	$2,000	$0	$(60)	$1,940
State and political subdivisions	8,424	395	0	8,819
Mortgage-backed securities	2,994	188	0	3,182
Total securities available for sale	$13,418	$583	$(60)	$13,941

Schedule Of Contractual Maturity Of Debt Securities [Table Text Block]
The estimated fair values of investment securities (in thousands) at December 31, 2014, by contractual maturity are shown below. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Amortized	Fair
	Cost	Value
Due less than one year	$276	$283
Due after one year through five years	5,525	5,662
Due after five years through ten years	2,494	2,574
Due after ten years	42	42
Mortgage-backed securities	2,303	2,466
Total securities available for sale	$10,640	$11,027

Schedule Of Gross Unrealized Losses and Estimated Fair Value Of Securities By Security Category [Table Text Block]
Gross unrealized losses on securities and the estimated fair value of the related securities aggregated by security category and length of time the individual securities have been in continuous loss positions at December 31, 2014 and 2013 are as follows:

	Less Than Twelve Months		Over Twelve Months
(Dollars in thousands)	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
December 31, 2014	Losses	Value	Losses	Value
U.S. Government Agency securities	$0	$0	$(35)	$1,965
State and political subdivisions	0	0	0	0
Mortgage-backed securities	0	0	0	0
Total securities available for sale	$0	$0	$(35)	$1,965

	Less Than Twelve Months		Over Twelve Months
(Dollars in thousands)	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
December 31, 2013	Losses	Value	Losses	Value
U.S. Government Agency securities	$(60)	$1,940	$0	$0
State and political subdivisions	0	0	0	0
Mortgage-backed securities	0	0	0	0
Total securities available for sale	$(60)	$1,940	$0	$0